Related Party Transactions (Details) - Schedule of Long Term Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Lim Hooi Beng [Member]
Schedule of Long Term Liabilities [Line Items]
Payables to directors	$ 1,483		$ 2,226
Aw Jeen Rong [Member]
Schedule of Long Term Liabilities [Line Items]
Payables to directors	112		6
Directors [Member]
Schedule of Long Term Liabilities [Line Items]
Payables to directors	$ 1,595	$ 1,218	$ 2,232